Accrued Compensation and Benefits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Salary and related benefits	$ 6,037	$ 5,146
Accrued vacation	3,175	3,908
Accrued incentive payments	8,293	7,280
Severance accrual	523	210
Total accrued compensation and benefits	$ 18,028	$ 16,544